Derivative Financial Instruments (Narrative) (Detail) (JPY ¥)					12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2014 Credit Derivatives [Member]		Mar. 31, 2013 Credit Derivatives [Member]		Dec. 31, 2013 MUAH [Member] Cash Flow Hedging [Member]	Dec. 31, 2013 MUAH [Member] Cash Flow Hedging [Member] Interest Rate Swap1 [Member]
General Cash Flow Hedge Information:
Weighted average remaining life of currently active cash flow hedges, approximate years									4 years 7 days
Derivative, Notional Amount	¥ 1,147,400,000,000,000	[1]	¥ 1,125,500,000,000,000	[1]	¥ 7,100,000,000,000	[1]	¥ 6,600,000,000,000	[1]		¥ 453,200,000,000
Derivative, Description of hedged item										Benchmark interest rate on LIBOR indexed loans
Expected cash flow hedge gain (loss) reclassified to earnings, net										6,700,000,000
Credit Derivatives:
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities					35,000,000,000		3,000,000,000
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities					3,048,000,000,000		2,779,000,000,000
Derivative, Credit Risk Related Contingent Features:
Aggregate fair value of derivative instruments with credit risk related contingent features in a liability position					2,500,000,000,000		3,600,000,000,000
Aggregate fair value of derivative instruments with credit risk related contingent features in a liability position, posted collateral					253,000,000,000		579,000,000,000
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade					125,000,000,000		116,000,000,000
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade					¥ 43,000,000,000		¥ 23,000,000,000

[1]	Includes both written and purchased position.